INCOME TAX - Reconciliation of federal statutory income tax rate (Details)	4 Months Ended	11 Months Ended
	Dec. 31, 2020	Dec. 02, 2021
Income Taxes
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liabilities	0.00%	(1.76%)
Transaction costs incurred in connection with IPO	0.00%	0.00%
Fair value of warrant liability in excess of proceeds from Private Placement	0.00%	0.00%
Change in valuation allowance	(21.00%)	(19.24%)
Income tax provision	0.00%	0.00%